Accounting Standards Issued But Not Yet Applied	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Accounting Standards Issued But Not Yet Applied	Changes in Accounting Policies
In May 2023, the IASB issued amendments to IAS 12 "Income Taxes" related to the accounting for deferred taxes arising in those jurisdictions implementing the Organization for Economic Co-operation and Development's Pillar Two model rules ("Pillar Two Legislation"). The amendments were effective immediately and adopted in the second quarter of 2023. Pillar Two Legislation did not have a significant impact on the Company’s financial results in 2023, and based on legislation substantively enacted to date in jurisdictions in which the Company currently operates, is not expected to have a significant impact on the Company's results in future periods.
In May 2021, the IASB issued amendments to IAS 12 "Income Taxes" to require companies to recognize deferred tax on particular transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. The amendments were adopted on January 1, 2023 and did not have a significant impact on the Company's consolidated financial statements.
In February 2021, the IASB issued amendments to IAS 1 "Presentation of Financial Statements" to require companies to disclose their material accounting policy information rather than their significant accounting policies. To support this amendment the IASB also amended IFRS Practice Statement 2 "Making Materiality Judgements". The amendments were adopted on January 1, 2023 and did not have a significant impact on the Company's consolidated financial statements.
Accounting Standards Issued But Not Yet Applied
In January 2020, the IASB issued amendments to IAS 1 "Presentation of Financial Statements" to clarify that liabilities are classified as either current or non-current, depending on the existence of the substantive right at the end of the reporting period for an entity to defer settlement of the liability for at least twelve months after the reporting period. In October 2022, the IASB issued further amendments to specify that the classification of debt as current or non-current at the reporting date is not affected by covenants to be complied with after the reporting date, and added disclosure requirements about these covenants. All amendments are effective January 1, 2024 with early adoption permitted. The amendments are required to be adopted retrospectively. These amendments have no impact on the Company's consolidated financial statements.